Equity Method Investment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investment, Net
Amount
RMB
Balance as of January 1, 2023	206,086
Share of results	442
Return of capital	(45,553)
Impairment losses	(15,279)
Balance as of December 31, 2023 and June 30, 2024	145,696

Schedule of Obligation or Commitment to Provide any Guarantee, Loan or Other Financial Support to the Limited Partnerships
	Aggregated carrying amount (before impairment loss) of the limited partnerships	Maximum amount of additional capital commitment (Note 22)	Maximum exposures to the losses of the limited partnerships
	RMB	RMB	RMB
Balance as of December 31, 2023 and June 30, 2024	410,928	278,012	688,940

Schedule of Effective Interests to the Equity Method Investees	The Group’s effective interests to the limited partnerships as of December 31, 2023 and June 30, 2024 are as below:
	As of December 31,	As of June 30,
Name of the limited partnerships	2023	2024
Gefei Chengyun	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	12%	12%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	— *	—
Jiuchuan	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	— *	—
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	— *	—
Jiuzhen	— *	—
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”)	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Jiushi	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	— *	—
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	— *	—
Jiaxinda	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”)	— *	—
Ningbo Meishan Muju Investment Limited Partnership (“Muju”)	— *	—

Name of other equity method investees
Shenzhen Chenji Zhaozhao Technology Co., Ltd. (“Chenji Zhaozhao”)	— **	—
Shanghai Tinghaozhu Space Design Co., Ltd. (“Tinghaozhu Space”)	— **	—
*	During the year ended December 31, 2023, the Group fully disposed its equity interests in the Shiguan, Decheng, Longshuqianli, Jiuzhen, Ruokun, Honggeng, Fangjin and Muju through company cancellation or share transference.
**	During the year ended December 31, 2022, the Group invested the Chenji Zhaozhao and Tinghaozhu Space, both of which the Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating polices accounting for 30% and 40% of their total equity, respectively. During the year ended December 31, 2023, the Group fully disposed its equity interests in the Tinghaozhu Space and Chenji Zhaozhao through share transference.

During the year ended December 31, 2023 and the six months ended June 30, 2024, the Group made additional investments into these limited partnerships and received return of capital from these limited partnerships, details of which are summarized below:
	For the Year Ended December 31,		For the Six Months Ended June 30,
	2023		2024
Name of the Limited Partnership	Capital Investments	Return of Capital	Capital Investments	Return of Capital
	RMB	RMB	RMB	RMB
Jiushen	—	(9,850)	—	—
Longshutianye	—	(663)	—	—
Deyan	—	(200)	—	—
Jiushi	—	(32,650)	—	—

Name of other equity method investees
Chenji Zhaozhao	—	(2,190)	—	—
Total	—	(45,553)	—	—

Schedule of Unaudited Financial Information for these Equity Method Investees	Summary of combined unaudited financial information for these equity method investees as of and for the year ended December 31, 2023 and the six months ended June 30, 2024 are presented below:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance sheet data:
Current assets	522,025	444,360
Non-current assets	78,290	76,240
Total assets	600,315	520,600

Current liabilities	72,210	70,525
Total liabilities	72,210	70,525

Shareholders’ equity	528,105	450,075
Total liabilities and shareholders’ equity	600,315	520,600
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Operating data:
Revenue	10	—
Operating loss	(1,062)	(12,192)
Net loss	(895)	(11,930)